Fair Value Measurements (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 9,033,674	$ 8,355,196
Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		636,909
Short-term investments
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		11,036
HPE common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		78,395
Fair Value Measured at Net Asset Value Per Share | Common collective trusts at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	3,987,846	3,850,747
Fair Value Measured at Net Asset Value Per Share | Collective investment trusts at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	4,168,229	3,745,646
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	9,033,674
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	751,330
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Short-term investments
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	9,998
Fair Value, Inputs, Level 1, Level 2, and Level 3 | HPE common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	84,624
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	31,647	32,463
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	877,599	758,803
Level 1 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	751,330	636,909
Level 1 | Short-term investments
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	9,998	11,036
Level 1 | HPE common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	84,624	78,395
Level 1 | Common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 31,647	$ 32,463